Document And Entity Information - USD ($)	12 Months Ended
	Oct. 31, 2015	Jan. 22, 2016	Apr. 30, 2015
Entity Registrant Name	OPTICAL CABLE CORP
Entity Central Index Key	0001000230
Trading Symbol	occ
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		7,059,548
Entity Public Float			$ 22,730,232
Document Type	10-K
Document Period End Date	Oct. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false